15. CONCESSION CONTRACT ASSETS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Additions	R$ 1,597
Inflation adjustment	438
Results of the Periodic Tariff Review	552
Amounts received	(623)
Disposals	(9)
Transfers to financial assets	(60)
Transfers to intangible assets	(906)
Contract assets arising from business combination (Note 16d)	108
Impairment	(1)
Ending balance	4,980
Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	3,884	R$ 3,509
Effects of IFRS 15 first-time adoption		1,258	R$ 3,549
Additions		328	935
Inflation adjustment		(473)	311
Amounts received		(2)	(467)
Disposals		(48)
Transfers to financial assets		(685)	(27)
Transfers to intangible assets		(3)	(750)
Impairment			(42)
Ending balance		3,884	3,509
Energy Transmission Segment [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	3,076
Additions	201
Inflation adjustment	438
Results of the Periodic Tariff Review	552
Amounts received	(623)
Disposals	(7)
Contract assets arising from business combination (Note 16d)	108
Ending balance	3,745	3,076
Energy Transmission Segment [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	3,076	2,909
Effects of IFRS 15 first-time adoption			2,927
Additions		312	138
Inflation adjustment		328	311
Amounts received		(473)	(467)
Ending balance		3,076	2,909
Energy Distribution Segment [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	740
Additions	1,346
Transfers to financial assets	(60)
Transfers to intangible assets	(883)
Impairment	(1)
Ending balance	1,142	740
Energy Distribution Segment [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	740	518
Effects of IFRS 15 first-time adoption			532
Additions		903	727
Transfers to financial assets			(27)
Transfers to intangible assets		(48)	(672)
Transfers from PP&E		(630)
Impairment		(3)	(42)
Ending balance		740	518
Gas Segment [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	68
Additions	50
Disposals	(2)
Transfers to intangible assets	(23)
Ending balance	93	68
Gas Segment [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	R$ 68	82
Effects of IFRS 15 first-time adoption			90
Additions		43	70
Disposals		(2)
Transfers to intangible assets			(78)
Transfers from PP&E		(55)
Ending balance		R$ 68	R$ 82